Cover	Jun. 01, 2022
Cover [Abstract]
Entity Registrant Name	Karbon-X Corp.
Entity Central Index Key	0001729637
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 01, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	82-2882342
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-56002
Entity Address Address Line 1	1410 Columbia Ave.
Entity Address City Or Town	Castlegar
Entity Address Postal Zip Code	N1N3K3
City Area Code	778
Local Phone Number	256-5730
Entity Address Country	CA